Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012
Shares
Outstanding Beginning Balance	10,428,951
Exercised	(839,594)
Forfeited or expired	(1,461,142)
Outstanding Ending Balance	8,128,215
Exercisable at November 30, 2012	8,128,215
Weighted-Average Exercise Price
Outstanding Beginning Balance	$ 45.65
Exercised	$ 27.58
Forfeited or expired	$ 46.11
Outstanding Ending Balance	$ 47.72
Exercisable at November 30, 2012	$ 47.72
Weighted-Average Remaining Contractual Term
Outstanding at November 30, 2012	1 year 2 months 12 days
Exercisable at November 30, 2012	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding Ending Balance	$ 5	[1]
Exercisable at November 30, 2012	$ 5	[1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.